Loan Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Loan Receivable [Abstract]
Schedule of Loan Receivable
	June 30, 2023	December 31, 2022
Loan to Cellen Life Sciences Limited	$506,460	$483,588

	December 31, 2022	December 31, 2021
Loan to Cellen Life Sciences Limited	$483,588	$—